Leasing (Tables)	12 Months Ended
Dec. 31, 2024
Leasing [Abstract]
Schedule of Right for use Asset

Changes in 2024:

Office building and parking spaces
Cost
Balance as of January 1, 2024	2,691
Additions	-
Balance as of December 31, 2024	2,691
Accumulated amortization
Balance as of January 1, 2024	1,420
Additions	320
Balance as of December 31, 2024	1,740

Amortized cost as of December 31, 2024	951
Office building and parking spaces
Cost
Balance as of January 1, 2023	1,562
Additions	1,129
Balance as of December 31, 2023	2,691
Accumulated amortization
Balance as of January 1, 2023	995
Additions	425
Balance as of December 31, 2023	1,420

Amortized cost as of December 31, 2023	1,271

Schedule of Lease liability

Changes in 2024:

Office building and parking spaces

Balance as of January 1, 2024	1,332
Interest expenses	95
Lease payments	(352)

Balance as of December 31, 2024	1,075
Office building and parking spaces

Balance as of January 1, 2023	648
Additions	1,129
Interest expenses	22
Lease payments	(467)

Balance as of December 31, 2023	1,332

Schedule of Amounts Recognized In Profit And Loss	Amounts recognized in statements of cash flow:
	Year ended December 31,
	2024	2023	2022
Amortization of the right for usage asset	320	425	425
Interest expense in respect of leasing	95	22	43
Repayment of principal in respect of leasing	352	467	467

Schedule of Analysis of Contractual Payment Dates Of Leasing Liability	Analysis of contractual payment dates of leasing liability at December 31, 2024:
Up to a year	469
1-2 years	469
2-3 years	235
Total (undiscounted)	1,173
Discount effect	(98)
Net present value	1,075